BORROWINGS (Details) (USD $)	0 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2012	Sep. 30, 2011
Borrowings
Amortizing term notes	$ 186,230,677	$ 186,230,677	$ 214,490,826
Maturities
2013	89,576,580	89,576,580
2014	68,114,518	68,114,518
2015	50,227,509	50,227,509
2016	26,773,441	26,773,441
2017	4,899,222	4,899,222
2018 and beyond	13,776,698	13,776,698
Total	253,367,968	253,367,968
Withdrawing Banks
Borrowings
Debt instrument face amount	28,800,000	28,800,000
Amortizing Notes | SSLA Lenders
Borrowings
Additional funds available to the entity in accordance with the terms of the SSLA	102,700,000	102,700,000
Aggregate amount agreed to be funded by the lenders during the next 12 months	342,300,000	342,300,000
Amortizing term notes	186,200,000	186,200,000	214,490,826
Number of debt instruments		354	370
Weighted average interest rate (as a percent)	6.25%	6.25%	6.19%
Basis points added to reference rate (as a percent)	2.70%	2.70%
Variable rate basis		90-day
Minimum interest rate (as a percent)		6.25%
Quarterly uncommitted availability fee (as a percent)		0.10%
Uncommitted availability fees		500,000
Percentage of cumulative positive net income earned during each of the fiscal years ending after September 30, 2008 that must be added to the consolidated total required capital in order to be distributed as a dividend		50.00%
Number of days after the last day of each fiscal year that any undistributed positive net income must be added to consolidated total required capital		120 days
Default increase in interest rate in an event of default of financial covenants (as a percent)		2.00%
Maturities
2013	58,423,999	58,423,999
2014	41,187,492	41,187,492
2015	29,265,060	29,265,060
2016	12,069,167	12,069,167
Total	140,945,718	140,945,718
Amortizing Notes | Non-Voting Banks
Maturities
2013	11,996,139	11,996,139
2014	12,284,314	12,284,314
2015	4,224,060	4,224,060
2016	280,091	280,091
Total	28,784,604	28,784,604
Amortizing Notes | Withdrawing Banks
Borrowings
Number of lenders	25	25
Maturities
2013	9,274,136	9,274,136
2014	4,280,324	4,280,324
2015	2,618,090	2,618,090
2016	327,805	327,805
Total	16,500,355	16,500,355
Amortizing Notes | MCFC | SSLA Lenders
Borrowings
Amount to which payments to the related party are restricted		750,000
Amortizing Notes | Minimum | SSLA Lenders
Borrowings
Percentage of allowance for credit losses to net finance receivables		5.25%
Consolidated total required capital		75,000,000
Amortizing Notes | Maximum | SSLA Lenders
Borrowings
Maturity period		48 months
Ratio of senior indebtedness at the end of each quarter to tangible net worth	4	4
Percentage of senior indebtedness to net finance receivables		80.00%
Investment Notes
Borrowings
Debt instrument face amount	67,400,000	67,400,000	59,700,000
Number of debt instruments	374
Weighted average interest rate (as a percent)	9.06%	9.06%	9.12%
Investment Notes
Purchase adjustment reflected in the book value		300,000	400,000
Number of days notice that the entity must provide for redemption of debt instrument		30 days
Average outstanding balance		53,539	49,951
Maximum aggregate offering price as registered	50,000,000	50,000,000
Aggregate value of offering	24,000,000
Maturities
2013	9,882,306	9,882,306
2014	10,362,388	10,362,388
2015	14,120,299	14,120,299
2016	14,096,378	14,096,378
2017	4,899,222	4,899,222
2018 and beyond	13,776,698	13,776,698
Total	$ 67,137,291	$ 67,137,291
Investment Notes | Maximum
Borrowings
Maturity period		10 years